Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
74,898	iShares 20+ Year Treasury Bond ETF	$7,673,300	2.0
193,340	Vanguard Russell 1000 Growth ETF	10,480,961	2.7
136,075	Vanguard S&P 500 ETF	44,673,423	11.5

	Total Exchange-Traded Funds
	(Cost $72,883,528)	62,827,684	16.2

MUTUAL FUNDS: 83.1%
	Affiliated Investment Companies: 83.1%
480,394	Voya Intermediate Bond Fund - Class R6	4,073,742	1.1
2,693,524	Voya Large Cap Value Portfolio - Class R6	12,605,693	3.3
2,899,228	Voya Multi-Manager Emerging Markets Equity Fund - Class I	23,338,786	6.0
5,864,908	Voya Multi-Manager International Equity Fund - Class I	45,159,795	11.7
6,335,137	Voya Multi-Manager International Factors Fund - Class I	45,739,687	11.8
921,575	Voya Multi-Manager Mid Cap Value Fund - Class I	7,796,523	2.0
189,385	(1) Voya Small Cap Growth Fund - Class R6	5,894,944	1.5
808,078	(1) Voya Small Company Fund - Class R6	9,260,575	2.4
4,581,893	Voya U.S. Stock Index Portfolio - Class I	68,224,393	17.6
1,935,639	VY® Columbia Contrarian Core Portfolio - Class I	28,879,738	7.5
846,273	VY® Invesco Comstock Portfolio - Class I	15,689,909	4.1
1,245,293	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	29,787,404	7.7
967,067	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7,833,242	2.0
282,985	VY® T. Rowe Price Growth Equity Portfolio - Class I	16,993,225	4.4

	Total Mutual Funds
	(Cost $434,620,180)	321,277,656	83.1

	Total Investments in Securities (Cost $507,503,708)	$384,105,340	99.3
	Assets in Excess of Other Liabilities	2,531,481	0.7
	Net Assets	$386,636,821	100.0

(1)	Non-income producing security.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$62,827,684	$–	$–	$62,827,684
Mutual Funds	321,277,656	–	–	321,277,656
Total Investments, at fair value	$384,105,340	$–	$–	$384,105,340
Other Financial Instruments+
Futures	2,392,539	–	–	2,392,539
Total Assets	$386,497,879	$–	$–	$386,497,879
Liabilities Table
Other Financial Instruments+
Futures	$(1,694,701)	$–	$–	$(1,694,701)
Total Liabilities	$(1,694,701)	$–	$–	$(1,694,701)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$10,581,607	$86,055	$(10,093,445)	$(574,217)	$-	$48,802	$270,616	$-
Voya Intermediate Bond Fund - Class R6	-	10,579,059	(6,075,834)	(429,483)	4,073,742	72,521	(154,210)	-
Voya Large Cap Value Portfolio - Class R6	-	24,482,432	(1,664,135)	(10,212,604)	12,605,693	-	(339,442)	8,095,092
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,106,595	5,482,846	(2,498,389)	(9,752,266)	23,338,786	-	(564,791)	-
Voya Multi-Manager International Equity Fund - Class I	82,244,175	6,896,008	(22,849,657)	(21,130,731)	45,159,795	-	(3,376,084)	-
Voya Multi-Manager International Factors Fund - Class I	47,094,868	19,036,411	(5,193,855)	(15,197,737)	45,739,687	-	(281,054)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	10,830,778	492,909	(1,117,019)	(2,410,145)	7,796,523	-	260,839	-
Voya Small Cap Growth Fund - Class R6	-	6,723,628	(54,766)	(773,918)	5,894,944	-	(2,653)	-
Voya Small Company Fund - Class R6	-	11,261,667	(95,297)	(1,905,795)	9,260,575	-	(8,697)	-
Voya U.S. Stock Index Portfolio - Class I	85,397,460	20,520,521	(7,993,309)	(29,700,279)	68,224,393	43,679	845,293	7,627,316
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	5,037,981	(5,037,981)	-	-	-	(47,620)	-
VY® Columbia Contrarian Core Portfolio - Class I	40,324,275	7,155,275	(3,236,666)	(15,363,146)	28,879,738	184,524	1,043,811	5,204,127
VY® Invesco Comstock Portfolio - Class I	26,607,798	1,657,821	(7,114,130)	(5,461,580)	15,689,909	15,167	3,460,457	43,805
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	15,749,664	3,624,689	(18,034,927)	(1,339,426)	-	814	(3,185,623)	2,372,530
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	39,766,646	5,288,197	(4,792,953)	(10,474,486)	29,787,404	25,691	190,941	4,059,434
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,258,720	3,903,696	(1,501,687)	(4,827,487)	7,833,242	-	(351,184)	2,117,377
VY® T. Rowe Price Growth Equity Portfolio - Class I	37,581,012	11,870,529	(14,172,279)	(18,286,037)	16,993,225	-	2,251,705	3,437,831
	$436,543,598	$144,099,724	$(111,526,329)	$(147,839,337)	$321,277,656	$391,198	$12,304	$32,957,512

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	91	12/16/22	$7,597,590	$(1,109,033)
U.S. Treasury 2-Year Note	12	12/30/22	2,464,688	(37,616)
U.S. Treasury Ultra Long Bond	59	12/20/22	8,083,000	(548,052)
			$18,145,278	$(1,694,701)
Short Contracts:
MSCI EAFE Index	(45)	12/16/22	(3,736,350)	410,994
S&P 500® E-Mini	(75)	12/16/22	(13,505,625)	1,981,545
			$(17,241,975)	$2,392,539

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $512,704,077.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,407,918
Gross Unrealized Depreciation	(130,308,817)
Net Unrealized Depreciation	$(127,900,899)